Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 10,200	$ 6,451
Exploration expenditure written off	746	385	$ 167
Intangible assets, end of period	9,991	10,200	6,451
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	22,786	20,463
Exchange adjustments	144	(216)
Acquisitions	130	3,592
Revaluation increase (decrease), intangible assets other than goodwill	(394)	0
Additions	1,880	1,725
Decrease through classified as held for sale, intangible assets other than goodwill	(6)	(16)
Transfers to property, plant and equipment	(171)	(357)
Deletions and disposals	1,188	2,405
Intangible assets, end of period	23,181	22,786	20,463
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(12,586)	(14,012)
Exchange adjustments	(79)	128
Exploration expenditure written off	746	385
Charge for the year	748	491
Impairment losses	97	23
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	(3)
Decrease through classified as held for sale, intangible assets other than goodwill	3	16
Deletions and disposals	(1,063)	(2,178)
Intangible assets, end of period	(13,190)	(12,586)	(14,012)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,213	4,289
Intangible assets, end of period	4,328	4,213	4,289
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	12,571	14,311
Exchange adjustments	0	0
Acquisitions	0	0
Revaluation increase (decrease), intangible assets other than goodwill	0	0
Additions	1,058	894
Decrease through classified as held for sale, intangible assets other than goodwill	0	(9)
Transfers to property, plant and equipment	(171)	(357)
Deletions and disposals	383	2,268
Intangible assets, end of period	13,075	12,571	14,311
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(8,358)	(10,022)
Exchange adjustments	0	0
Exploration expenditure written off	746	385
Charge for the year	0	0
Impairment losses	20	2
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	9
Deletions and disposals	(377)	(2,042)
Intangible assets, end of period	(8,747)	(8,358)	(10,022)
Biogas rights agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	3,398	0
Intangible assets, end of period	2,884	3,398	0
Biogas rights agreements | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	3,398	0
Exchange adjustments	0	0
Acquisitions	0	3,398
Revaluation increase (decrease), intangible assets other than goodwill	(394)	0
Additions	23	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Transfers to property, plant and equipment	0	0
Deletions and disposals	38	0
Intangible assets, end of period	2,989	3,398	0
Biogas rights agreements | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	0	0
Exchange adjustments	0	0
Exploration expenditure written off	0	0
Charge for the year	106	0
Impairment losses	0	0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	(1)	0
Intangible assets, end of period	(105)	0	0
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,589	2,162
Intangible assets, end of period	2,779	2,589	2,162
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	6,817	6,152
Exchange adjustments	144	(216)
Acquisitions	130	194
Revaluation increase (decrease), intangible assets other than goodwill	0	0
Additions	799	831
Decrease through classified as held for sale, intangible assets other than goodwill	(6)	(7)
Transfers to property, plant and equipment	0	0
Deletions and disposals	767	137
Intangible assets, end of period	7,117	6,817	6,152
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,228)	(3,990)
Exchange adjustments	(79)	128
Exploration expenditure written off	0	0
Charge for the year	642	491
Impairment losses	77	21
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	(3)
Decrease through classified as held for sale, intangible assets other than goodwill	3	7
Deletions and disposals	(685)	(136)
Intangible assets, end of period	$ (4,338)	$ (4,228)	$ (3,990)